Inventories, Net (Details) - Schedule of Inventory Consisted - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventory Consisted [Abstract]
Goods in transit	$ 1,158,689	$ 357,484
Finished goods	7,971,989	14,326,309
Less: allowance of obsolete inventories	(932,276)	(1,405,588)
Inventories, net	$ 8,198,402	$ 13,278,205